Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates
Period-end: $: RMB exchange rate
March 31, 2025	7.2567
March 31, 2024	7.2203

Period average: $: RMB exchange rate
March 31, 2025	7.2163
March 31, 2024	7.1671
March 31, 2023	6.8516

Schedule of Property and Equipment	The estimated useful lives of the property and equipment are as follows:
Motor vehicles	5 years
Electronic equipment	3 – 5 years

Schedule of Intangible Assets	The estimated useful lives of the intangible assets are as follows:
Invention patent	10 years
Copyright, trademark and other patents	5 years

Schedule of Revenue

The details of revenue, cost of revenue and gross margin for different revenue categories of the Company is as follows:

Revenue category	Trading of electronic products	Software development	Engineering project	Total
Revenue	$21,968,315	$14,571,531	$—	$36,539,846
Cost of revenue	19,560,393	7,404,218	—	26,964,611
Gross profit	$2,407,922	$7,167,313	$—	$9,575,235
Gross margin	11%	49%	—%	26%

For the Years Ended March 31, 2024

Revenue category	Trading of electronic products	Software development	Engineering project	Total
Revenue	$31,332,376	$5,266,291	$—	$36,598,667
Cost of revenue	27,765,707	871,143	—	28,636,850
Gross profit	$3,566,669	$4,395,148	$—	$7,961,817
Gross margin	11%	83%	—%	22%
Revenue category	Trading of electronic products	Software development	Engineering project	Total
Revenue	10,617,771	1,691,547	761,268	13,070,586
Cost of revenue	9,254,871	—	460,733	9,715,604
Gross profit	1,362,900	1,691,547	300,535	3,354,982
Gross margin	13%	100%	39%	26%